UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    Radnor, PA		November 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190					FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					56

Form 13F Information Table Value Total:			10,568,710 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

01	028-04547					ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alexandria Real Estate Equitie COM              015271109     8068   109743 SH       Sole                    25987             83756
American Campus Communities    COM              024835100    48261  1099850 SH       Sole                   450000            649850
American Tower Corp.           COM              03027X100   186492  2612300 SH       Sole                  1420000           1192300
AvalonBay Communities Inc.     COM              053484101   334645  2460804 SH       Sole                   883331           1577473
Boston Properties Inc.         COM              101121101   569257  5146521 SH       Sole                  2256910           2889611
Brandywine Realty Trust SBI    COM              105368203    21966  1801953 SH       Sole                  1615053            186900
BRE Properties Inc.            COM              05564E106   244679  5218154 SH       Sole                  1875774           3342380
Brookfield Office Properties,  COM              112900105     2226   134400 SH       Sole                   134400
Camden Property Trust          COM              133131102    75447  1169897 SH       Sole                  1123497             46400
CBL and Associates Properties  COM              124830100    77780  3644816 SH       Sole                  2381216           1263600
Colonial Properties Trust SBI  COM              195872106    39483  1875700 SH       Sole                   882000            993700
Commonwealth REIT              COM              203233101      815    56000 SH       Sole                    56000
CubeSmart                      COM              229663109    21533  1673078 SH       Sole                   644300           1028778
DCT Industrial Trust           COM              233153105     7369  1138900 SH       Sole                   979000            159900
DDR Corp.                      COM              23317H102   198250 12906870 SH       Sole                  5329233           7577637
Digital Realty Trust Inc.      COM              253868103    26960   385972 SH       Sole                   134915            251057
Douglas Emmett Inc.            COM              25960P109   217378  9422541 SH       Sole                  4906741           4515800
Duke Realty Corporation        COM              264411505    59514  4048600 SH       Sole                  1613200           2435400
Entertainment Properties Trust COM              29380T105      253     5700 SH       Sole                     5700
Equity Residential             COM              29476L107   344194  5982853 SH       Sole                  2496003           3486850
Essex Property Trust Inc.      COM              297178105   243494  1642569 SH       Sole                   695919            946650
Federal Realty Investment Trus COM              313747206   193704  1839548 SH       Sole                   705770           1133778
General Growth Properties      COM              370023103   354793 18213211 SH       Sole                  7433364          10779847
HCP Inc.                       COM              40414L109   380464  8553594 SH       Sole                  3483333           5070261
Health Care REIT Inc.          COM              42217K106   311197  5388687 SH       Sole                  2458276           2930411
HealthCare Realty Trust        COM              421946104    46808  2030700 SH       Sole                   959684           1071016
Highwoods Properties Inc.      COM              431284108   181867  5575325 SH       Sole                  2053698           3521627
Hospitality Properties Trust   COM              44106M102      350    14700 SH       Sole                    14700
Host Hotels & Resorts Inc.     COM              44107P104   509724 31758500 SH       Sole                 14611508          17146992
Kilroy Realty Corp.            COM              49427F108   256395  5725657 SH       Sole                  2923257           2802400
Kimco Realty Corp.             COM              49446R109   347574 17147199 SH       Sole                  8011940           9135259
LaSalle Hotels and Properties  COM              517942108    38313  1435500 SH       Sole                   354200           1081300
Liberty Property Trust         COM              531172104   411985 11368228 SH       Sole                  5626508           5741720
LTC Properties Inc.            COM              502175102      268     8400 SH       Sole                     8400
Macerich Co.                   COM              554382101   602628 10529933 SH       Sole                  4984317           5545616
Mack-Cali Realty Corp.         COM              554489104     4469   168000 SH       Sole                   163900              4100
Omega Healthcare Investors     COM              681936100    41984  1847070 SH       Sole                  1847070
Pebblebrook Hotel Trust        COM              70509V100    56323  2407981 SH       Sole                   894800           1513181
Post Properties Inc.           COM              737464107   215339  4489965 SH       Sole                  1937360           2552605
ProLogis Inc.                  COM              74340W103   467898 13357072 SH       Sole                  6353152           7003920
Public Storage                 COM              74460D109   323987  2327995 SH       Sole                   931636           1396359
Regency Centers Corporation    COM              758849103    21972   450900 SH       Sole                   171200            279700
Retail Properties of America,  COM              76131V202    13584  1200000 SH       Sole                  1200000
Senior Housing Properties Trus COM              81721M109     1089    50000 SH       Sole                    50000
Simon Property Group Inc.      COM              828806109  1146776  7554021 SH       Sole                  3098968           4455053
SL Green Realty Corp.          COM              78440X101   402747  5029942 SH       Sole                  2432346           2597596
Starwood Hotels and Resorts Wo COM              85590A401    57865   998363 SH       Sole                   463363            535000
Strategic Hotels & Resorts, In COM              86272T106     5225   869400 SH       Sole                   715400            154000
Sunstone Hotel Investors Inc.  COM              867892101    13303  1209400 SH       Sole                   858900            350500
Tanger Factory Outlet Centers  COM              875465106   106077  3281055 SH       Sole                  1142477           2138578
Taubman Centers Inc.           COM              876664103   284025  3701621 SH       Sole                  1345747           2355874
UDR Inc.                       COM              902653104   415548 16742463 SH       Sole                  6842194           9900269
Ventas Inc.                    COM              92276F100   395394  6351714 SH       Sole                  2037349           4314365
Vornado Realty Trust           COM              929042109   227274  2804123 SH       Sole                  1107555           1696568
Washington REIT                COM              939653101     1483    55300 SH       Sole                    55300
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     2214    85900 SH       Sole                    85900